Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,671
Balance at end of period	1,029	$ 1,671
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	399
Balance at end of period	204	399
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,272
Balance at end of period	825	1,272
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Balance at end of period	0	0
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	3,661	3,775
Effects of foreign exchange	235	(114)
Balance at end of period	3,896	3,661
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,301	1,382
Effects of foreign exchange	166	(81)
Balance at end of period	1,467	1,301
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	2,319	2,349
Effects of foreign exchange	63	(30)
Balance at end of period	2,382	2,319
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	41	44
Effects of foreign exchange	6	(3)
Balance at end of period	47	41
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,990)	(1,374)
Amortization	689	693
Effects of foreign exchange	(188)	77
Balance at end of period	(2,867)	(1,990)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(902)	(729)
Amortization	235	224
Effects of foreign exchange	(126)	51
Balance at end of period	(1,263)	(902)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,047)	(601)
Amortization	454	469
Effects of foreign exchange	(56)	23
Balance at end of period	(1,557)	(1,047)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(41)	(44)
Amortization	0	0
Effects of foreign exchange	(6)	3
Balance at end of period	$ (47)	$ (41)